Business Segments	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Business Segments	BUSINESS SEGMENTS
The reportable segments of the MUFG Group are subject to the periodical review by the Executive Committee, which represents the MUFG Group’s CODM, to determine the allocation of management resources and assess performance. The members of the Executive Committee act collectively as the MUFG Group's CODM. The MUFG Group has established its business units according to the characteristics of customers and the nature of the underlying business. Each business unit engages in business activities based on comprehensive strategies developed for and aimed at respective targeted customers and businesses. The business segment information is primarily based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices. Accordingly, the format and information are not consistent with the accompanying consolidated financial statements prepared on the basis of U.S. GAAP. A reconciliation is provided for the total amounts of segments’ operating profit with income before income tax expense under U.S. GAAP. The MUFG Group does not use information on the segments’ total assets to allocate its resources and assess performance. Accordingly, business segment information on total assets is not presented. However, in order to ensure more efficient management of resources, and to strengthen controls on profits and losses in each business group, the MUFG Group allocates fixed assets of both MUFG Bank on a stand-alone basis and Mitsubishi UFJ Trust and Banking on a stand-alone basis to each business unit. Accordingly, such fixed assets allocated to business groups are presented below.
The MUFG Group's CODM predominantly uses operating profit (loss) for each segment in the annual budget and forecasting process. It considers budget-to-actual variances on a quarterly basis when making decisions about the allocation of operating and capital resources to each segment. The significant segment expense information regularly provided to the MUFG Group’s CODM is the operating expenses.
See Note 30 for financial information relating to the MUFG Group’s operations by geographic area. The geographic financial information is consistent with the basis of the accompanying consolidated financial statements.
The MUFG Group integrated the operations of its consolidated subsidiaries into seven business segments.—Retail & Digital, Commercial Banking & Wealth Management, Japanese Corporate & Investment Banking, Global Commercial Banking, Asset Management & Investor Services, Global Corporate & Investment Banking, and Global Markets.
The following is a brief explanation of the MUFG Group’s business segments:
Retail & Digital Business Group—Covers the businesses of Mitsubishi UFJ NICOS, other consumer finance companies, and MUFG Bank with individual customers (excluding wealth management customers) and corporate customers in Japan through the three channels under the concept of “Real (Face-to-Face) × Remote × Digital”.
Commercial Banking & Wealth Management Business Group—Covers small and medium sized enterprise clients and wealth management clients in Japan, offering an extensive array of commercial banking, trust banking and securities products and services.
Japanese Corporate & Investment Banking Business Group—Covers the large Japanese corporate businesses. This business group offers large Japanese corporations advanced financial solutions designed to respond to their diversified and globalized needs and to contribute to their business and financial strategies through the global network of the MUFG group companies.
Global Commercial Banking Business Group—Covers the retail and commercial banking businesses of Krungsri and Bank Danamon. This business group offers a comprehensive array of financial products and services such as loans, deposits, fund transfers, investments and asset management services for local retail, small and medium-sized enterprise, and corporate customers across the Asia-Pacific region.
Asset Management & Investor Services Business Group—Covers the asset management and asset administration businesses of Mitsubishi UFJ Trust and Banking, MUFG Bank and First Sentier Investors. By integrating the trust banking expertise of Mitsubishi UFJ Trust and Banking and the global strengths of MUFG Bank, the business group offers a full range of asset management and administration services for corporations and pension funds, including pension fund management and administration, advice on pension structures, and payments to beneficiaries, and also offers investment trusts for retail customers.
Global Corporate & Investment Banking Business Group—Covers the global corporate, investment and transaction banking businesses of MUFG Bank and Mitsubishi UFJ Securities Holdings. Through a global network of offices and branches, this business group provides large non-Japanese corporate and financial institution customers outside Japan with a comprehensive set of solutions that meet their increasingly diverse and sophisticated financing needs.
Global Markets Business Group—Covers the customer business and the treasury operations of MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Securities Holdings. The customer business includes sales and trading in fixed income instruments, currencies, equities and other investment products as well as origination and distribution of financial products. The treasury operations include asset and liability management as well as global investments for the MUFG Group.
Other—Consists mainly of the corporate centers of MUFG, MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Morgan Stanley Securities. The elimination of duplicated amounts of net revenues among business segments is also reflected in Other.
Effective April 1, 2024, the MUFG Group made modifications to its internal management accounting rules and practices, including reorganizing the Digital Service Business Group and the Retail & Commercial Banking Business Group into the Retail & Digital Business Group and the Commercial Banking & Wealth Management Business Group and changing the internal accounting rules for headquarters and other overhead expenses.
These changes had the following impact on its previously reported business segment information for the fiscal years ended March 31, 2023 and 2024:
•increasing the operating profit of the Commercial Banking & Wealth Management Business Group by ¥10.5 billion for the fiscal year ended March 31, 2023;
•reducing the operating profits of the Retail & Digital Business Group and the Asset Management & Investor Services Business Group by ¥10.5 billion and ¥0.1 billion and increasing the operating loss of Other by ¥0.1 billion, respectively, for the fiscal year ended March 31, 2023;
•reducing the operating loss of Other by ¥194.9 billion and increasing the operating profit of the Global Commercial Banking Business Group by ¥0.5 billion for the fiscal year ended March 31, 2024;
•reducing the operating profits of the Global Corporate & Investment Banking Business Group, the Japanese Corporate & Investment Banking Business Group, the Retail & Digital Business Group, the Commercial Banking & Wealth Management Business Group, the Global Markets Business Group and the Asset Management & Investor Services Business Group by ¥73.7 billion, ¥63.4 billion, ¥29.7 billion, ¥26.6 billion, ¥9.8 billion and ¥3.7 billion respectively, for the fiscal year ended March 31, 2024;
•increasing the amounts of fixed assets, increase in fixed assets and depreciation of the Retail & Digital Business Group by ¥58.3 billion, ¥13.4 billion and ¥4.7 billion, of the Japanese Corporate & Investment Banking Business Group by ¥2.7 billion, ¥0.6 billion and ¥0.9 billion, of the Global Corporate & Investment Banking Business Group by ¥0.7 billion, ¥0.1 billion and ¥0.3 billion, and of the Global Markets Business Group by ¥2.5 billion, ¥0.2 billion and ¥0.2 billion, respectively, as well as increasing the amounts of fixed assets of the Global Commercial Banking Business Group by ¥0.2 billion and increasing the amounts of depreciation of Other by ¥0.6 billion, respectively, for the fiscal year ended March 31, 2023;
•reducing the amounts of fixed assets, increase in fixed assets and depreciation of the Commercial Banking & Wealth Management Business Group by ¥41.4 billion, ¥10.8 billion and ¥6.6 billion, respectively, as well as the amounts of fixed assets and increase in fixed assets of Other by ¥22.9 billion and ¥3.4 billion, respectively, the amount of increase in fixed assets of the Asset Management & Investor Services Business Group by ¥0.1 billion for the fiscal year ended March 31, 2023;
•increasing the amounts of the fixed assets, increase in fixed assets and depreciation of the Retail & Digital Business Group by ¥57.0 billion, ¥11.2 billion and ¥8.6 billion, respectively, the amounts of fixed assets and depreciation of the Japanese Corporate & Investment Banking Business Group by ¥0.1 billion and ¥0.4 billion, respectively, the amounts of increase in fixed assets and depreciation of the Global Commercial Banking Business Group by ¥0.1 billion and ¥0.1 billion, respectively, the amounts of fixed assets of the Asset Management & Investor Services Business Group by ¥0.1 billion, as well as the amounts of depreciation of the Global Corporate & Investment Banking Business Group by ¥0.2 billion and of the Global Markets Business Group by ¥0.3 billion, respectively, for the fiscal year ended March 31, 2024; and
•reducing the amounts of fixed assets, increase in fixed assets and depreciation of the Commercial Banking & Wealth Management Business Group by ¥57.1 billion, ¥11.3 billion and ¥5.6 billion, respectively, and the amounts of depreciation of Other by ¥4.0 billion for the fiscal year ended March 31, 2024;
Prior period business segment information has been recast to enable comparison between the relevant amounts for the fiscal years ended March 31, 2023, 2024 and 2025.
Starting from the fiscal year ended March 31, 2025, the fiscal year of Krungsri that is included in the Global Commercial Banking Business Group, has been changed from the previous January to December period to an April to March period for consolidation purposes. Given the treatment of reporting lag changes under Japanese GAAP, there is no retrospective application of the change shown in the table below. In connection with this change, the segment amounts prepared in accordance with Japanese GAAP for the fiscal year ended March 31, 2025, reflect Krungsri's amounts for the fifteen-month period of January 1,2024 to March 31, 2025. For a discussion of the treatment of reporting lag changes under U.S. GAAP, see “Basis of Financial Statements” in Note 1.

	Customer Business							Global Markets Business Group	Other	Total
	Retail & Digital Business Group	Commercial Banking & Wealth Management Business Group	Japanese Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Corporate & Investment Banking Business Group	Total
		(in billions)
Fiscal year ended March 31, 2023:
Net revenue:	¥817.4	¥545.2	¥800.9	¥870.6	¥360.8	¥712.6	¥4,107.5	¥409.1	¥(0.8)	¥4,515.8
BK and TB(1):	312.7	369.3	645.5	35.1	105.4	532.3	2,000.3	130.8	19.5	2,150.6
Net interest income	242.5	160.2	342.5	35.7	9.4	260.7	1,051.0	710.6	93.0	1,854.6
Net fees	66.4	175.0	228.6	—	96.0	243.6	809.6	(16.6)	(56.5)	736.5
Other	3.8	34.1	74.4	(0.6)	—	28.0	139.7	(563.2)	(17.0)	(440.5)
Other than BK and TB	504.7	175.9	155.4	835.5	255.4	180.3	2,107.2	278.3	(20.3)	2,365.2
Operating expenses(2)	607.2	379.1	330.7	580.3	255.8	334.8	2,487.9	274.0	176.5	2,938.4
Operating profit (loss)	¥210.2	¥166.1	¥470.2	¥290.3	¥105.0	¥377.8	¥1,619.6	¥135.1	¥(177.3)	¥1,577.4
Fixed assets(3)	¥215.2	¥160.5	¥163.9	¥1.3	¥18.8	¥171.9	¥731.6	¥113.1	¥523.4	¥1,368.1
Increase in fixed assets(4)	¥50.4	¥31.1	¥37.7	¥0.6	¥11.5	¥23.4	¥154.7	¥23.4	¥30.8	¥208.9
Depreciation(4)	¥15.3	¥14.5	¥37.5	¥0.2	¥6.0	¥35.5	¥109.0	¥28.5	¥20.1	¥157.6
Fiscal year ended March 31, 2024:
Net revenue:	¥845.0	¥626.8	¥975.6	¥684.8	¥432.3	¥847.9	¥4,412.4	¥311.0	¥29.2	¥4,752.6
BK and TB(1):	319.4	420.3	795.6	29.1	118.6	765.8	2,448.8	14.8	102.4	2,566.0
Net interest income	248.1	197.8	490.6	29.3	14.7	399.8	1,380.3	106.3	130.3	1,616.9
Net fees	67.8	189.1	234.5	—	103.8	328.3	923.5	(13.3)	(24.8)	885.4
Other	3.5	33.4	70.5	(0.2)	0.1	37.7	145.0	(78.2)	(3.1)	63.7
Other than BK and TB	525.6	206.5	180.0	655.7	313.7	82.1	1,963.6	296.2	(73.2)	2,186.6
Operating expenses(2)	628.8	408.0	369.2	382.2	311.0	419.9	2,519.1	297.4	104.7	2,921.2
Operating profit (loss)	¥216.2	¥218.8	¥606.4	¥302.6	¥121.3	¥428.0	¥1,893.3	¥13.6	¥(75.5)	¥1,831.4
Fixed assets(3)	¥243.8	¥171.5	¥169.3	¥1.6	¥21.3	¥170.9	¥778.4	¥114.3	¥502.3	¥1,395.0
Increase in fixed assets(4)	¥49.8	¥35.8	¥46.1	¥0.5	¥11.5	¥32.5	¥176.2	¥28.2	¥29.3	¥233.7
Depreciation(4)	¥23.3	¥19.0	¥42.5	¥0.3	¥9.1	¥42.3	¥136.5	¥32.8	¥12.3	¥181.6
Fiscal year ended March 31, 2025:
Net revenue:	¥944.6	¥726.6	¥1,025.6	¥969.3	¥534.2	¥913.0	¥5,113.3	¥(330.6)	¥27.8	¥4,810.5
BK and TB(1):	390.8	499.0	836.1	27.0	139.3	811.8	2,704.0	(619.8)	68.6	2,152.8
Net interest income	307.4	266.4	514.4	28.0	25.8	427.6	1,569.6	100.5	86.8	1,756.9
Net fees	79.4	196.7	255.2	—	113.5	350.5	995.3	(24.8)	(16.5)	954.0
Other	4.0	35.9	66.5	(1.0)	—	33.7	139.1	(695.5)	(1.7)	(558.1)
Other than BK and TB	553.8	227.6	189.5	942.3	394.9	101.2	2,409.3	289.2	(40.8)	2,657.7
Operating expenses(2)	667.6	429.7	386.6	531.2	398.7	439.9	2,853.7	318.1	73.0	3,244.8
Operating profit (loss)	¥277.0	¥296.9	¥639.0	¥438.1	¥135.5	¥473.1	¥2,259.6	¥(648.7)	¥(45.2)	¥1,565.7
Fixed assets(3)	¥267.5	¥187.8	¥171.7	¥2.1	¥23.1	¥160.9	¥813.1	¥87.8	¥482.3	¥1,383.2
Increase in fixed assets(4)	¥50.3	¥37.2	¥45.0	¥0.6	¥7.7	¥26.5	¥167.3	¥25.5	¥39.6	¥232.4
Depreciation(4)	¥33.0	¥21.0	¥42.2	¥0.3	¥7.6	¥39.1	¥143.2	¥30.3	¥13.0	¥186.5

Notes:
(1)“BK and TB” is a sum of MUFG Bank on a stand-alone basis (BK) and Mitsubishi UFJ Trust and Banking on a stand-alone basis (TB).
(2)Operating expenses primarily includes salaries and employee benefits, outsourcing expenses, and amortization of intangible assets.
(3)Fixed assets in the above table are based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices, and the amounts correspond to premises and equipment-net, intangible assets-net and goodwill of BK and TB. Fixed assets of MUFG and other consolidated subsidiaries and Japanese GAAP consolidation adjustments amounting to ¥1,210.2 billion as of March 31, 2023, ¥1,505.4 billion as of March 31, 2024 and ¥1,732.5 billion as of March 31, 2025, respectively, are not allocated to each business segment when determining the allocation of management resources and assessing performance and, therefore, such amounts are not included in the table above.
(4)These amounts are related to the fixed assets of BK and TB included in the table above.
Reconciliation
As set forth above, the measurement basis and the income and expense items of the internal management reporting system are different from the accompanying consolidated statements of income. Therefore, it is impracticable to present reconciliations of all of the business segments’ information, other than operating profit, to corresponding items in the accompanying consolidated statements of income.
A reconciliation of operating profit and fixed assets under the internal management reporting system for the fiscal years ended March 31, 2023, 2024 and 2025 above to income before income tax expense shown in the accompanying consolidated statements of income and the total amount of premises and equipment-net, intangible assets-net and goodwill are as follows:
Starting from the fiscal year ended March 31, 2025, the fiscal year of Krungsri has been changed from the previous January to December period to an April to March period for consolidation purposes. In connection with this change, the operating profit prepared in accordance with Japanese GAAP includes Krungsri's operating profit for the fifteen-month period of January 1, 2024 to March 31, 2025, while the income before income tax expense prepared in accordance with U.S. GAAP includes Krungsri's income before income tax expense for the twelve-month period of April 1, 2024 to March 31, 2025. The adjustment for the difference between the two is included in Other – net.

	2023 (As Adjusted)	2024 (As Adjusted)	2025
	(in billions)
Operating profit:	¥1,577	¥1,831	¥1,566
Provision for credit losses	(7)	(259)	(122)
Trading account losses—net	(1,373)	(1,073)	(160)
Equity investment securities gains (losses)—net	(140)	1,450	(706)
Debt investment securities gains—net	516	300	828
Foreign exchange gains (losses)—net	(35)	(426)	70
Equity in earnings of equity method investees—net	398	464	669
Impairment of goodwill	(34)	—	(150)
Impairment of intangible assets	(5)	(15)	(14)
Reversal of (provision for) off-balance sheet credit instruments	(20)	(33)	1
Reversal of impairment of assets held for sale	134	—	—
Loss on valuation adjustment for loans held for sale held by MUFG Union Bank	(283)	—	—
Gain on sale of MUFG Union Bank	349	—	—
Loss on pension buyout	(84)	—	—
Other—net	(532)	(361)	(186)
Income before income tax expense	¥461	¥1,878	¥1,796
Fixed assets:	¥1,368	¥1,395	¥1,383
U.S. GAAP adjustments and other	965	1,269	1,498
Premises and equipment-net, Intangible assets-net and Goodwill	¥2,333	¥2,664	¥2,881